Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2025
Components of Net Periodic Benefit Cost of Severance Indemnities and Pension Plans
The following table presents the components of net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023	2024	2025

	(in millions of yen)
Service cost-benefits earned during the fiscal year	30,460	28,936	21,288
Interest costs on projected benefit obligations	6,917	9,982	14,459
Expected return on plan assets	(36,322)	(34,565)	(31,835)
Amortization of prior service cost (benefits)	(4,854)	(4,890)	(5,553)
Amortization of net actuarial loss (gain)	(19,453)	(29,045)	(38,339)
Special termination benefits	7,269	1,244	971
Loss (gain) on settlement	—	2,210	—
Other	—	3,179	2,004

Net periodic benefit cost	(15,983)	(22,948)	(37,005)

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Before-Tax
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
before-tax
for the fiscal years ended March 31, 2024 and 2025 are summarized as follows:

	2024	2025

	(in millions of yen)
Net actuarial gain (loss)	138,987	(72,336)
Amortization of net actuarial loss (gain)	(29,045)	(38,339)
Settlement loss (gain) of net actuarial loss (gain)	2,210	—
Prior service benefits (cost)	—	9,360
Amortization of prior service cost (benefits)	(4,890)	(5,553)

Total recognized in other comprehensive income (loss) before-tax	107,262	(106,868)

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost
Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost
are as follows:

	2023	2024	2025
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.82%	1.00%	1.67%
Rates of increase in future compensation levels	2.00%	2.00%	2.00%
Interest credit rates	4.45%	4.52%	4.79%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	0.52%	0.82%	1.00%
Rates of increase in future compensation levels	2.00%	2.00%	2.00%
Expected rates of return on plan assets	1.72%	1.66%	1.61%
Interest credit rates	4.39%	4.45%	4.52%

Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2024 and 2025 for the plans of MHFG and its subsidiaries:

	2024	2025

	(in millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	1,287,692	1,216,964
Service cost	28,936	21,288
Interest cost	9,982	14,459
Plan participants’ contributions	1,026	335
Amendments (1)	—	(9,360)
Actuarial loss (gain)	(23,767)	(49,329)
Foreign exchange translation	6,408	756
Benefits paid	(54,458)	(53,521)
Lump-sum payments	(17,838)	(15,367)
Settlement	(19,974)	—
Other	(1,045)	(270)

Benefit obligations at end of fiscal year	1,216,964	1,125,955

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,032,215	1,956,619
Actual return (negative return) on plan assets	140,967	(84,844)
Foreign exchange translation	7,204	633
Partial withdrawal of assets from employee retirement benefits trusts (2)	(179,437)	(59,552)
Employer contributions	31,327	24,395
Plan participants’ contributions	1,026	335
Benefits paid	(54,458)	(53,521)
Settlement	(20,549)	—
Other	(1,677)	17

Fair value of plan assets at end of fiscal year	1,956,619	1,784,082

Funded status	739,655	658,126

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	763,254	682,222
Accrued pension liability	(23,600)	(24,095)

Net amount recognized	739,655	658,126

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	53,216	57,023
Net actuarial gain (loss)	636,790	526,116

Net amount recognized	690,007	583,139

Notes:
(1)
In June 2024, based on various approvals, MHFG and certain domestic subsidiaries communicated to their employees the amendment to the defined benefit plans that was effective as of July 1, 2024. In accordance with ASC 715, “Compensation—Retirement Benefits” (“ASC 715”), any change in projected benefit obligations due to a plan amendment is required to be recognized as prior service benefits (cost) as of the amendment date. Accordingly, the MHFG Group recognized ¥9,360 million of prior service benefits for the fiscal year ended March 31, 2025.

(2)
During the fiscal years ended March 31, 2024 and 2025, certain subsidiaries of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2025.
No gains or losses have
been
recognized as a result of these transactions.

Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets
The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2024 and 2025:

	2024	2025

	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	27,787	28,770
Fair value of plan assets	4,187	4,675
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	27,787	28,770
Fair value of plan assets	4,187	4,675

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Target Allocation for Plan Assets Excluding those of Employee Retirement Benefit Trusts
MHFG and certain subsidiaries’ target allocation for the plan assets, excluding those of the employee retirement benefit trusts, at March 31, 2025 is as follows:

Asset category	Asset ratio
Japanese equity securities	3.00%
Japanese debt securities	32.00%
Foreign equity securities	26.00%
Foreign debt securities	24.00%
General account of life insurance companies	10.00%
Other	5.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest payments.

Fair Value of Plan Assets by Asset Category
The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2024 and 2025, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 26 “Fair value.”

	2024					2025
	Level 1		Level 2	Level 3	Total	Level 1		Level 2	Level 3	Total

	(in billions of yen)
Japanese equity securities:
Common stocks (1)	907		—	—	907	758		—	—	758
Pooled funds (2)	5		8	—	13	5		8	—	12
Japanese debt securities:
Government bonds	85		—	—	85	83		—	—	83
Pooled funds (2)	—		9	—	9	—		9	—	9
Other	—		18	—	18	—		18	—	18
Foreign equity securities:
Common stocks	152		—	—	152	121		—	—	121
Pooled funds (2)	—		10	—	11	1		10	—	11
Foreign debt securities:
Government bonds	148		20	—	168	144		24	—	168
Pooled funds (2)	—		3	—	3	—		4	—	4
Other	—		31	—	31	—		30	—	31
General account of life insurance companies (3)	—		117	—	117	—		118	—	118
Other	38	(4)	(6)	—	32	46	(4)	(2)	—	44
Plan assets measured at net asset value (5)					410					408

Total assets at fair value	1,336		210	—	1,957	1,158		218	—	1,784

Notes:
(1)
This class represents equity securities held in the employee retirement benefit trusts of ¥907 billion and ¥758 billion carried at fair value at March 31, 2024 and 2025, respectively, which are well-diversified across industries.

(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
(3)	Investments in this class are measured at conversion value, which is equivalent to fair value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)
In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

Forecasted Benefit Payments Including Effect of Expected Future Service
The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2026	77,661
2027	76,431
2028	77,961
2029	78,531
2030	77,438
2031-2035	327,784